UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09449

        Nuveen Insured California Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:          5/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured California Dividend Advantage Municipal Fund (NKL)
	May 31, 2006
		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.3% (1.6% of Total Investments)
$ 4,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	$5,384,655
	Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42

	Education and Civic Organizations – 8.8% (5.9% of Total Investments)
1,675	California Educational Facilities Authority, Revenue Bonds, University of San Diego, Series	10/12 at 100.00	A2	1,725,317
	2002A, 5.250%, 10/01/30
9,000	California State University, Systemwide Revenue Bonds, Series 2002A, 5.125%, 11/01/26 –	11/12 at 100.00	AAA	9,363,510
	AMBAC Insured
9,000	University of California, Revenue Bonds, Multiple Purpose Projects, Series 2000K, 5.300%,	9/08 at 101.00	AA	9,225,630
	9/01/30

19,675	Total Education and Civic Organizations			20,314,457

	Health Care – 5.6% (3.8% of Total Investments)
5,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	4/12 at 100.00	A	5,276,750
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.600%, 4/01/26
2,815	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/13 at 100.00	AAA	2,922,561
	Children’s Hospital, Series 2003C, 5.000%, 8/15/20 – AMBAC Insured
1,090	California State Public Works Board, Revenue Bonds, University of California – Davis Medical	11/14 at 100.00	AAA	1,131,278
	Center, Series 2004II-A, 5.000%, 11/01/21 – MBIA Insured
3,380	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3	3,665,678
	Center, Series 2004, 5.875%, 7/01/26

12,285	Total Health Care			12,996,267

	Housing/Multifamily – 1.3% (0.8% of Total Investments)
1,000	California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH –	8/12 at 100.00	A	1,040,100
	Irvine East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 – ACA Insured
1,905	Los Angeles, California, GNMA Mortgage-Backed Securities Program Multifamily Housing	7/11 at 102.00	AAA	1,983,696
	Revenue Bonds, Park Plaza West Senior Apartments, Series 2001B, 5.300%, 1/20/21 (Alternative
	Minimum Tax)

2,905	Total Housing/Multifamily			3,023,796

	Industrials – 1.4% (0.8% of Total Investments)
3,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB+	3,122,280
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)

	Long-Term Care – 3.5% (2.4% of Total Investments)
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue	11/12 at 100.00	A	3,099,990
	Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22
5,000	California Statewide Community Development Authority, Revenue Bonds, Jewish Home for the	11/13 at 100.00	A	5,139,200
	Aging, Series 2003, 5.000%, 11/15/18

8,000	Total Long-Term Care			8,239,190

	Tax Obligation/General – 31.9% (21.4% of Total Investments)
5,920	Cajon Valley Union School District, San Diego County, California, General Obligation Bonds,	8/10 at 102.00	AAA	6,108,256
	Series 2002B, 5.125%, 8/01/32 – MBIA Insured
2,900	California, General Obligation Bonds, Series 2003, 5.000%, 2/01/21	8/13 at 100.00	A	2,995,874
1,750	California, General Obligation Bonds, Series 2004, 5.125%, 2/01/27	2/14 at 100.00	A	1,810,392
8,250	California, General Obligation Refunding Bonds, Series 2002, 5.000%, 2/01/22 – MBIA Insured	2/12 at 100.00	AAA	8,497,500
	Compton Community College District, Los Angeles County, California, General Obligation Bonds,
	Series 2004A:
1,315	5.250%, 7/01/22 – MBIA Insured	7/14 at 100.00	AAA	1,410,627
2,560	5.250%, 7/01/23 – MBIA Insured	7/14 at 100.00	AAA	2,744,346
2,415	El Monte Union High School District, Los Angeles County, California, General Obligation Bonds,	6/13 at 100.00	AAA	2,483,175
	Series 2003A, 5.000%, 6/01/28 – FSA Insured
10,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	AAA	10,362,300
	2002A, 5.000%, 8/01/25 – FGIC Insured
5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	7/12 at 100.00	AAA	5,202,800
	5.125%, 1/01/27 – MBIA Insured
	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A:
3,700	5.000%, 7/01/22 – FSA Insured	7/13 at 100.00	AAA	3,849,924
3,500	5.000%, 1/01/28 – MBIA Insured	7/13 at 100.00	AAA	3,616,585
1,500	Madera Unified School District, Madera County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	1,539,495
	2002, 5.000%, 8/01/28 – FSA Insured
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	2,653,725
	2002, 5.250%, 8/01/21 – FGIC Insured
	Oakland Unified School District, Alameda County, California, General Obligation Bonds,
	Series 2005:
505	5.000%, 8/01/25 – MBIA Insured	8/15 at 100.00	AAA	525,109
530	5.000%, 8/01/26 – MBIA Insured	8/15 at 100.00	AAA	549,896
3,250	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/11 at 102.00	AAA	3,459,300
	Election of 1998, Series 2001C, 5.000%, 7/01/22 – FSA Insured
1,160	San Gabriel Unified School District, Los Angeles County, California, General Obligation Bonds,	8/15 at 100.00	AAA	1,215,982
	Series 2005, 5.000%, 8/01/22 – FSA Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General
	Obligation Bonds, Series 2005A:
395	5.000%, 9/01/25 – MBIA Insured	9/15 at 100.00	AAA	412,060
575	5.000%, 9/01/27 – MBIA Insured	9/15 at 100.00	AAA	597,178
3,500	San Mateo County Community College District, California, General Obligation Bonds, Series	9/12 at 100.00	AAA	3,602,830
	2002A, 5.000%, 9/01/26 – FGIC Insured
10,000	Vista Unified School District, San Diego County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	10,384,900
	2002A, 5.000%, 8/01/23 – FSA Insured

71,225	Total Tax Obligation/General			74,022,254

	Tax Obligation/Limited – 42.3% (28.4% of Total Investments)
1,450	Baldwin Park Public Financing Authority, California, Sales Tax and Tax Allocation Bonds,	8/13 at 102.00	BBB	1,505,158
	Puente Merced Redevelopment Project, Series 2003, 5.250%, 8/01/21
6,895	Brea and Olinda Unified School District, Orange County, California, Certificates of	8/11 at 101.00	AAA	7,137,497
	Participation Refunding, Series 2002A, 5.125%, 8/01/26 – FSA Insured
2,290	Burbank Public Financing Authority, California, Revenue Refunding Bonds, Golden State	12/13 at 100.00	AAA	2,438,026
	Redevelopment Project, Series 2003A, 5.250%, 12/01/19 – AMBAC Insured
2,200	California Infrastructure Economic Development Bank, Los Angeles County, Revenue Bonds,	9/13 at 101.00	AAA	2,268,068
	Department of Public Social Services, Series 2003, 5.000%, 9/01/28 – AMBAC Insured
3,100	California State Public Works Board, Lease Revenue Bonds, Department of Health Services,	11/15 at 100.00	AAA	3,183,049
	Richmond Lab, Series 2005B, 5.000%, 11/01/30 – XLCA Insured
7,035	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds,	9/13 at 100.00	AAA	7,230,362
	Community Facilities District 98-1, Series 2003, 5.000%, 9/01/28 – MBIA Insured
3,145	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	5/11 at 101.00	AAA	3,255,075
	Project, Series 2002A, 5.125%, 11/01/25 – MBIA Insured
8,720	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services	1/11 at 100.00	AAA	8,925,618
	Facility Phase II, Series 2001, 5.000%, 1/01/21 – AMBAC Insured
4,000	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Series 2004A,	9/12 at 102.00	AAA	4,157,240
	5.000%, 9/01/21 – AMBAC Insured
355	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	AAA	371,156
	5.000%, 9/01/20 – XLCA Insured
2,115	Inglewood Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Area	No Opt. Call	AAA	2,311,653
	Redevelopment Project, Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
3,500	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area	9/11 at 102.00	AAA	3,608,990
	1, Series 2001, 5.100%, 9/01/31 – AMBAC Insured
3,400	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area	9/12 at 102.00	AAA	3,536,068
	1, Series 2002, 5.000%, 9/01/22 – AMBAC Insured
4,690	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/08 at 101.00	AAA	4,828,730
	Senior Lien Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 – AMBAC Insured
1,460	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation,	6/13 at 100.00	AAA	1,492,427
	Series 2003AW, 5.000%, 6/01/33 – AMBAC Insured
7,000	Los Angeles, California, Certificates of Participation, Series 2002, 5.200%, 4/01/27 –	4/12 at 100.00	AAA	7,269,990
	AMBAC Insured
8,470	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	AAA	8,839,631
	Series 2001, 5.200%, 8/01/29 – AMBAC Insured
5,000	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project	4/12 at 102.00	AAA	5,164,850
	Area 1, Series 2002, 5.000%, 4/01/25 – MBIA Insured
405	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	414,153
	2005A, 5.000%, 9/01/35 – XLCA Insured
845	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	AAA	864,241
	Projects, Series 2005A, 5.000%, 10/01/35 – XLCA Insured
4,475	Riverside County, California, Asset Leasing Corporate Leasehold Revenue Bonds, Riverside	6/12 at 101.00	AAA	4,662,950
	County Hospital Project, Series 1997B, 5.000%, 6/01/19 – MBIA Insured
3,175	San Buenaventura, California, Certificates of Participation, Series 2001C, 5.250%, 2/01/31 –	2/11 at 101.00	AAA	3,305,937
	AMBAC Insured
3,730	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue	9/09 at 101.00	Baa2	3,831,829
	Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26
4,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AAA	4,194,440
	Project, Series 2001F, 5.000%, 9/01/19 – MBIA Insured
1,000	Shasta Joint Powers Financing Authority, California, Lease Revenue Bonds, County	4/13 at 100.00	AAA	1,054,760
	Administration Building Project, Series 2003A, 5.250%, 4/01/23 – MBIA Insured
2,160	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	8/08 at 102.00	AAA	2,238,862
	Project 1, Series 2002, 5.125%, 8/01/27 – MBIA Insured

94,615	Total Tax Obligation/Limited			98,090,760

	Transportation – 4.8% (3.3% of Total Investments)
7,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	6,525,000
	Bonds, Series 1999, 0.000%, 1/15/29
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2003, Issue 29A:
2,185	5.250%, 5/01/16 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	AAA	2,304,629
2,300	5.250%, 5/01/17 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	AAA	2,417,507

11,985	Total Transportation			11,247,136

	U.S. Guaranteed – 12.5% (8.4% of Total Investments) (4)
6,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	6,489,420
	5/01/18 (Pre-refunded 5/01/12)
	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,
	Series 1999A:
2,500	6.125%, 12/01/30 (Pre-refunded 12/01/09)	12/09 at 101.00	A3 (4)	2,720,600
1,000	6.250%, 12/01/34 (Pre-refunded 12/01/09)	12/09 at 101.00	A3 (4)	1,092,310
2,250	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	1/28 at 100.00	AAA	2,402,618
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/36 (Pre-refunded 1/01/28) – AMBAC Insured
	Fresno Unified School District, Fresno County, California, General Obligation Bonds,
	Series 2002B:
1,135	5.125%, 8/01/23 – FGIC Insured (ETM)	8/10 at 102.00	AAA	1,201,216
1,190	5.125%, 8/01/24 – FGIC Insured (ETM)	8/10 at 102.00	AAA	1,259,425
1,245	5.125%, 8/01/25 – FGIC Insured (ETM)	8/10 at 102.00	AAA	1,321,094
1,255	5.125%, 8/01/26 – FGIC Insured (ETM)	8/10 at 102.00	AAA	1,320,975
2,070	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series	8/10 at 102.00	AAA	2,178,820
	2002G, 5.125%, 8/01/26 – FSA Insured (ETM)
3,000	Peralta Community College District, Alameda County, California, General Obligation Bonds,	8/09 at 102.00	AAA	3,179,190
	Election of 2000, Series 2001A, 5.000%, 8/01/31 (Pre-refunded 8/01/09) – FGIC Insured
2,980	Santa Clarita Community College District, Los Angeles County, California, General Obligation	8/11 at 101.00	AAA	3,207,225
	Bonds, Series 2002, 5.125%, 8/01/26 (Pre-refunded 8/01/11) – FGIC Insured
2,460	Vacaville Unified School District, Solano County, California, General Obligation Bonds, Series	8/11 at 101.00	AAA	2,633,209
	2002, 5.000%, 8/01/26 (Pre-refunded 8/01/11) – FSA Insured

27,085	Total U.S. Guaranteed			29,006,102

	Utilities – 17.1% (11.5% of Total Investments)
9,000	Anaheim Public Finance Authority, California, Revenue Bonds, Electric System Distribution	10/12 at 100.00	AAA	9,236,070
	Facilities, Series 2002A, 5.000%, 10/01/27 – FSA Insured
10,000	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and	4/11 at 102.00	AAA	10,563,897
	Electric Company, Series 1996A, 5.350%, 12/01/16 – MBIA Insured (Alternative Minimum Tax)
3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/11 at 100.00	AAA	3,159,570
	2001A-1, 5.250%, 7/01/21 – FSA Insured
775	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AAA	805,109
	2003A-2, 5.000%, 7/01/21 – MBIA Insured
830	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	860,884
	9/01/31 – XLCA Insured
6,000	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series	7/08 at 101.00	AAA	6,196,860
	1998A, 5.200%, 7/01/32 – MBIA Insured
3,000	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2001N,	8/11 at 100.00	AAA	3,071,520
	5.000%, 8/15/28 – MBIA Insured
5,630	Southern California Public Power Authority, Subordinate Revenue Refunding Bonds, Transmission	7/12 at 100.00	AAA	5,750,538
	Project, Series 2002A, 4.750%, 7/01/19 – FSA Insured

38,235	Total Utilities			39,644,448

	Water and Sewer – 17.4% (11.7% of Total Investments)
3,000	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/12 at 100.00	AAA	3,166,950
	Series 2002X, 5.150%, 12/01/23 – FGIC Insured
6,100	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/11 at 100.00	AAA	6,277,022
	System Subordinated Revenue Bonds, Series 2001, 5.000%, 6/01/26 – MBIA Insured
9,000	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates	7/11 at 100.00	AAA	9,159,120
	of Participation, Series 2001B, 5.000%, 7/01/30 – FGIC Insured
570	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	587,607
	5.000%, 4/01/36 (WI/DD, Settling 6/06/06) – MBIA Insured
4,500	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds,	10/13 at 100.00	AAA	4,675,140
	Capital Projects, Series 2003A, 5.000%, 10/01/23 – FSA Insured
1,140	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/16 at 100.00	AAA	1,187,162
	2006A-2, 5.000%, 7/01/27 – AMBAC Insured
3,050	Manteca Financing Authority, California, Sewerage Revenue Bonds, Series 2003B, 5.000%,	12/13 at 100.00	Aaa	3,059,455
	12/01/33 – MBIA Insured
9,185	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	9,414,992
	5.000%, 2/01/33 – FGIC Insured
	Semitropic Water Storage District, Kern County, California, Water Banking Revenue Bonds,
	Series 2004A:
1,315	5.500%, 12/01/20 – XLCA Insured	12/14 at 100.00	AAA	1,431,733
1,415	5.500%, 12/01/21 – XLCA Insured	12/14 at 100.00	AAA	1,539,562

39,275	Total Water and Sewer			40,498,743

$ 332,785	Total Investments (cost $328,917,906) – 148.9%			345,590,088

	Other Assets Less Liabilities – 1.9%			4,508,262

	Preferred Shares, at Liquidation Value – (50.8)%			(118,000,000)

	Net Assets Applicable to Common Shares – 100%			$232,098,350

At least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance
or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(ETM)	Escrowed to maturity.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At May 31, 2006, the cost of investments was $330,962,264.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2006, were as follows:

Gross unrealized:
Appreciation	$16,969,083
Depreciation	(2,341,259)

Net unrealized appreciation (depreciation) of investments	$14,627,824

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured California Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         July 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        July 28, 2006

* Print the name and title of each signing officer under his or her signature.